Other Comprehensive Loss Gains (losses) in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance	$ 211,438
Accumulated other comprehensive income (loss), ending balance	358,855	$ 211,438
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance	(616)	(745)	$ (2,238)
Other comprehensive income (loss) before reclassifications	(3,494)	129	1,493
Amounts reclassified from accumulated other comprehensive loss related to amortization of actuarial losses	0		0
Accumulated other comprehensive income (loss), ending balance	(4,110)	(616)	(745)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance	(5,373)	(9,926)	(2,275)
Other comprehensive income (loss) before reclassifications	167	4,553	(7,779)
Amounts reclassified from accumulated other comprehensive loss related to amortization of actuarial losses	299		128
Accumulated other comprehensive income (loss), ending balance	$ (4,907)	$ (5,373)	$ (9,926)